Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share

28      Earnings per share

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Numerator
Loss for the year	(227,065)	(170,381)	(165,358)
Less: net loss attributable to non-controlling interest	(376)	(310)	(3,779)
Loss attributable to Equity of the Company	(226,689)	(170,071)	(161,579)
Denominator
Weighted average number of shares for basic EPS	140,655,697	94,963,796	94,963,796
Effects of dilution from:
Share options	8,419,896	6,497,213	3,119,765
Weighted average number of shares adjusted for the effect of dilution	149,075,593	101,461,009	98,083,561

Loss per share - basic	(1.61)	(1.79)	(1.70)
Loss per share - diluted	(1.52)	(1.68)	(1.65)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.